Regulatory Capital - Additional Information (Detail) - BRL (R$) R$ in Thousands			12 Months Ended
	Jan. 01, 2019	Dec. 12, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of regulatory capital [Line Items]
Amount of buy back of shares			R$ 3,089,000
Treasury shares			(2,743,000)	R$ (1,882,000)	R$ (4,353,000)
Dividends and interest on capital paid / accrued			10,582,000
Subordinated debt			R$ 51,134,000
Capital required for market risk standardized model, percentage			80.00%
Market Risk Weighted Assets			R$ 32,915,000	19,799,000
RWAMINT [Member]
Disclosure of regulatory capital [Line Items]
Market Risk Weighted Assets			32,915,000	24,130,000
RWAMPAD [Member]
Disclosure of regulatory capital [Line Items]
Market Risk Weighted Assets			R$ 32,893,000	R$ 26,811,000
Six point one two five percentage perpetual subordinated notes [member]
Disclosure of regulatory capital [Line Items]
Principal amount (original currency)		R$ 4,135
Borrowings interest rate		6.125%
Borrowings maturity period		5 years
Notes offer price percentage		100.00%
Bottom of range [member]
Disclosure of regulatory capital [Line Items]
Prudential adjustment percentage			90.00%
Events After Reporting Period [Member]
Disclosure of regulatory capital [Line Items]
Minimum capital ratio required	8.00%		9.25%